File No. 33-41837

             SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, D.C. 20549-1004

                       POST-EFFECTIVE
                       AMENDMENT NO. 4

                             TO

                          FORM S-6

For Registration Under the Securities Act of 1933 of
Securities of Unit Investment Trust Registered on Form N-8B-2


     THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 15
      THE FIRST TRUST CORPORATE INSURED SERIES 2
                    (Exact Name of Trust)

                    NIKE SECURITIES L.P.
                 (Exact Name of Deopositor)

                    1001 Warrenville Road
                    Lisle, Illinois 60532

    (Complete address of Depositor's principal executive
                          offices)

          NIKE SECURITIES L.P.     CHAPMAN AND CUTLER
          Attn:  James A. Bowen    Attn:  Eric F. Fess
          1001 Warrenville Road    111 West Monroe Street
          Lisle, Illinois 60532    Chicago, Illinois 60603


      (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:     :   immediately upon filing pursuant to paragraph (b)
:  X  :   November 29, 1996
:     :   60 days after filing purusuant to paragraph (a)
:     :   on (date) pursuant to paragraph (a) of rule (485 or 486)


     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the issuer has registered an indefininte amount of securities. A 24 f-2 Notice for the offering was last filed on September 13, 1996.

            CONTENTS OF POST-EFFECTIVE AMENDMENT
                  OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and docuements:

                         The facing sheet

                         The prospectus

                         The signatures

                         The Consent of Independent Auditors

                         Financial Data Schedule

                THE PURPOSE OF THE AMENDMENT


     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust Special Situations Trust, Series 15 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such sereis has been filed concurrently with this filing.




                             S-1
                         SIGNATURES

     Pursuant to the requriements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust, Series 15, certifies that it meets all of the requriements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on November 29, 1996.

                    THE FIRST TRUST SPECIAL SITUATIONS TRUST SERIES 15,
                       THE FIRST TRUST CORPORATE INSURED SERIES 2
                                          (Registrant)
                                 By     NIKE SECURITIES L.P.
                                          (Depositor)
                                 By     Robert M. Porcellino
                                        Vice President

     Pursuant to the requirements of the Securities Act of
1933,   this   Post-Effective  Amendment   of   Registration
Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                     Title                    Date

Robert D. Van Kampen     Sole Director of    )
                         Nike Securities     )
                         Corporation, the    )
                         General Partner     )     November 29, 1996
                    of Nike Securities L.P.  )
                                             )
                                             )
                                             )  Robert M. Porcellino
                                             )  Attorney-in-Fact**

*     The  title  of the person named herein represents  his
capacity  in  and     relationship to Nike Securities  L.P.,
the Depositor

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with Amendment No. 1 to Form S-6 of The First Trust Special Situations Trust, Series 18 (File No. 33-42683) and the same is hereby incorporated herein by this reference.

                             S-2

               CONSENT OF INDEPENDENT AUDITORS

We consent to the reference to our firm under the caption "Experts" and to the use of our report dated October 31, 1996 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Special Situations Trust dated November 26, 1996.


                                           ERNST & YOUNG LLP

Chicago, Illinois
November 25, 1996